Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS LTD EDITION INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2016